UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Charter Income Trust

8/31/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Bonds – 110.1%
Aerospace – 0.9%
BE Aerospace, Inc., 8.5%, 2018	$1,225,000	$1,310,710
Bombardier, Inc., 7.5%, 2018 (n)	885,000	942,525
Bombardier, Inc., 7.45%, 2034 (n)	625,000	587,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,534,000	1,177,345
Oshkosh Corp., 8.25%, 2017	290,000	305,225
Oshkosh Corp., 8.5%, 2020	320,000	340,000

		$4,663,305

Airlines – 0.4%
American Airlines Pass-Through Trust, 7.377%, 2019	$370,319	$327,733
Continental Airlines, Inc., 7.339%, 2014	381,466	375,744
Continental Airlines, Inc., 7.25%, 2019	220,000	239,800
Delta Air Lines, Inc., 7.711%, 2011	995,000	1,019,875
GOL Linhas Aereas Inteligentes S.A., 9.25%, 2020 (z)	169,000	172,380

		$2,135,532

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016	$965,000	$1,004,806
Phillips-Van Heusen Corp., 7.375%, 2020	235,000	242,050

		$1,246,856

Asset-Backed & Securitized – 6.8%
Anthracite Ltd., “A”, CDO, FRN, 0.624%, 2019 (z)	$1,535,491	$1,113,231
Banc of America Commercial Mortgage, Inc., FRN, 5.842%, 2051	1,500,000	1,599,663
Banc of America Commercial Mortgage, Inc., FRN, 6.338%, 2051	6,000,000	6,560,119
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	347,792	346,486
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040 (z)	886,541	380,858
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	1,605,000	1,417,268
Commercial Mortgage Pass-Through Certificates, FRN, 5.985%, 2046	230,000	224,204
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035	1,559,950	1,568,505
Credit Suisse Mortgage Capital Certificate, FRN, 5.91%, 2039	1,400,000	1,499,292
Crest Ltd., CDO, 7%, 2040	2,035,000	101,750
CWCapital LLC, 5.223%, 2048	5,839,000	5,954,264
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	1,904,418	1,984,133
First Union-Lehman Brothers Bank of America, FRN, 0.578%, 2035 (i)	18,524,196	339,110
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	486,994	511,395
Greenwich Capital Commercial Funding Corp., FRN, 6.085%, 2038	4,839,456	5,268,619
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,255,000	1,283,584
JPMorgan Chase Commercial Mortgage Securities Corp., 6.005%, 2049	1,000,000	1,050,881
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.259%, 2051	185,000	55,378
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	185,000	58,862
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	1,350,000	1,447,175
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	1,229,601	1,229,148
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,504,984	1,341,858
Structured Asset Securities Corp., FRN, 4.67%, 2035	376,716	368,845
Wachovia Bank Commercial Mortgage Trust, FRN, 5.887%, 2047	1,503,155	318,639
Wachovia Bank Commercial Mortgage Trust, FRN, 6.097%, 2051	1,250,000	1,269,436

		$37,292,703

Automotive – 1.9%
Accuride Corp., 9.5%, 2018 (n)	$670,000	$686,750
Allison Transmission, Inc., 11%, 2015 (n)	1,535,000	1,650,125
Ford Motor Credit Co. LLC, 12%, 2015	4,778,000	5,646,736
General Motors Corp., 7.125%, 2013 (d)	1,150,000	356,500
Goodyear Tire & Rubber Co., 9%, 2015	880,000	921,800

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Automotive – continued
Goodyear Tire & Rubber Co., 10.5%, 2016		$1,200,000	$1,332,000

			$10,593,911

Basic Industry – 0.2%
TriMas Corp., 9.75%, 2017 (n)		$795,000	$820,838

Broadcasting – 2.5%
Allbritton Communications Co., 8%, 2018		$565,000	$556,525
Entravision Communications Corp., 8.75%, 2017 (n)		240,000	240,000
Gray Television, Inc., 10.5%, 2015		320,000	308,000
Inmarsat Finance PLC, 7.375%, 2017 (n)		1,145,000	1,173,625
Intelsat Jackson Holdings Ltd., 9.5%, 2016		3,715,000	3,961,119
Lamar Media Corp., 6.625%, 2015		740,000	740,000
Lamar Media Corp., “C”, 6.625%, 2015		245,000	242,550
Local TV Finance LLC, 10%, 2015 (p)(z)		799,312	682,080
Newport Television LLC, 13%, 2017 (n)(p)		101,932	80,739
News America, Inc., 6.2%, 2034		325,000	355,715
News America, Inc., 6.9%, 2039		205,000	245,647
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		510,722	469,524
Nexstar Broadcasting Group, Inc., 7%, 2014		168,000	164,640
Salem Communications Corp., 9.625%, 2016		273,000	284,261
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		1,425,000	1,467,750
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		725,000	746,750
Univision Communications, Inc., 12%, 2014 (n)		790,000	856,163
Univision Communications, Inc., 9.75%, 2015 (n)(p)		1,145,169	974,539

			$13,549,627

Brokerage & Asset Managers – 0.6%
E*TRADE Financial Corp., 7.875%, 2015		$785,000	$741,825
E*TRADE Financial Corp., 12.5%, 2017		215,000	239,725
Janus Capital Group, Inc., 6.95%, 2017		1,900,000	1,931,586
Nuveen Investments, Inc., 10.5%, 2015		480,000	456,000

			$3,369,136

Building – 1.8%
Associated Materials, Inc., 11.25%, 2014		$1,000,000	$1,013,750
Building Materials Holding Corp., 6.875%, 2018 (z)		475,000	461,938
Building Materials Holding Corp., 7%, 2020 (n)		600,000	597,000
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	490,000	587,577
CEMEX Finance LLC, 9.5%, 2016 (n)		$1,275,000	1,224,000
Goodman Global, Inc., 13.5%, 2016		480,000	526,800
Masco Corp., 7.125%, 2020		980,000	993,133
Nortek, Inc., 11%, 2013		1,611,711	1,698,340
Owens Corning, 9%, 2019		1,550,000	1,848,429
Ply Gem Industries, Inc., 11.75%, 2013		350,000	360,500
Ply Gem Industries, Inc., 13.125%, 2014		670,000	671,675

			$9,983,142

Business Services – 1.0%
First Data Corp., 9.875%, 2015		$1,725,000	$1,311,000
Interactive Data Corp., 10.25%, 2018 (n)		525,000	544,688
Iron Mountain, Inc., 6.625%, 2016		775,000	775,000
Iron Mountain, Inc., 8.375%, 2021		460,000	488,750
SunGard Data Systems, Inc., 9.125%, 2013		205,000	209,356
SunGard Data Systems, Inc., 10.25%, 2015		1,570,000	1,648,500
Terremark Worldwide, Inc., 12%, 2017		625,000	706,250

			$5,683,544

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 4.1%
Cablevision Systems Corp., 8.625%, 2017 (n)	$475,000	$517,750
CCH II LLC, 13.5%, 2016	640,000	758,400
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	285,000	294,975
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	470,000	494,675
Charter Communications Operating LLC, 10.875%, 2014 (n)	650,000	728,000
CSC Holdings LLC, 8.5%, 2014	770,000	841,225
CSC Holdings LLC, 8.5%, 2015	2,315,000	2,511,775
DIRECTV Holdings LLC, 5.2%, 2020	3,240,000	3,476,792
EchoStar Corp., 7.125%, 2016	1,615,000	1,651,338
Insight Communications Co., Inc., 9.375%, 2018 (n)	670,000	703,500
Mediacom LLC, 9.125%, 2019	1,395,000	1,395,000
Myriad International Holdings B.V., 6.375%, 2017 (n)	857,000	877,397
TCI Communications, Inc., 9.8%, 2012	701,000	782,015
Time Warner Cable, Inc., 5%, 2020	2,150,000	2,291,279
Videotron LTEE, 6.875%, 2014	2,110,000	2,120,550
Virgin Media Finance PLC, 9.125%, 2016	2,185,000	2,335,219
Virgin Media Finance PLC, 9.5%, 2016	395,000	442,400

		$22,222,290

Chemicals – 2.4%
Ashland, Inc., 9.125%, 2017	$1,845,000	$2,107,913
Braskem S.A., 7%, 2020 (z)	1,312,000	1,371,040
Hexion Specialty Chemicals, Inc., 9.75%, 2014	1,315,000	1,291,988
Hexion Specialty Chemicals, Inc., 8.875%, 2018	1,030,000	952,750
Lumena Resources Corp., 12%, 2014 (n)	669,000	617,153
Lyondell Chemical Co., 11%, 2018	948,207	1,029,990
Momentive Performance Materials, Inc., 12.5%, 2014	1,706,000	1,887,263
Momentive Performance Materials, Inc., 11.5%, 2016	598,000	556,140
Mosaic Co., 7.625%, 2016 (n)	1,525,000	1,659,510
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	414,000	436,151
Solutia, Inc., 7.875%, 2020	1,000,000	1,045,000

		$12,954,898

Computer Software – 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,950,000	$2,003,625

Computer Software - Systems – 0.5%
DuPont Fabros Technology, Inc., 8.5%, 2017	$1,380,000	$1,459,350
International Business Machines Corp., 8%, 2038	1,000,000	1,501,337

		$2,960,687

Conglomerates – 0.5%
Actuant Corp., 6.875%, 2017	$1,005,000	$1,012,538
Amsted Industries, Inc., 8.125%, 2018 (z)	900,000	928,125
Kennametal, Inc., 7.2%, 2012	684,000	711,166

		$2,651,829

Construction – 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$465,000	$509,175
Corporacion GEO S.A.B. de C.V., 9.25%, 2020 (z)	249,000	275,768

		$784,943

Consumer Products – 0.8%
ACCO Brands Corp., 10.625%, 2015	$105,000	$115,500
ACCO Brands Corp., 7.625%, 2015	255,000	243,525
Central Garden & Pet Co., 8.25%, 2018	455,000	458,413
Easton-Bell Sports, Inc., 9.75%, 2016	295,000	311,963
Fortune Brands, Inc., 5.125%, 2011	671,000	680,982

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Jarden Corp., 7.5%, 2017	$1,405,000	$1,431,344
Libbey Glass, Inc., 10%, 2015 (n)	740,000	786,250
Visant Holding Corp., 8.75%, 2013	500,000	510,000

		$4,537,977

Consumer Services – 1.3%
KAR Holdings, Inc., 10%, 2015	$1,135,000	$1,171,888
KAR Holdings, Inc., FRN, 4.465%, 2014	380,000	351,500
Service Corp. International, 7.375%, 2014	500,000	543,750
Service Corp. International, 7%, 2017	4,030,000	4,171,050
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,020,000	1,086,300

		$7,324,488

Containers – 1.2%
Crown Americas LLC, 7.75%, 2015	$565,000	$586,188
Graham Packaging Holdings Co., 9.875%, 2014	1,800,000	1,831,500
Greif, Inc., 6.75%, 2017	855,000	863,550
Greif, Inc., 7.75%, 2019	1,000,000	1,050,000
Owens-Illinois, Inc., 7.375%, 2016	1,000,000	1,075,000
Reynolds Group, 7.75%, 2016 (n)	1,050,000	1,057,875

		$6,464,113

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$450,000	$495,653
L-3 Communications Corp., 5.875%, 2015	1,180,000	1,202,125
L-3 Communications Corp., 6.375%, 2015	1,500,000	1,535,625
ManTech International Corp., 7.25%, 2018	260,000	265,200
MOOG, Inc., 7.25%, 2018	335,000	338,350

		$3,836,953

Electronics – 0.8%
Flextronics International Ltd., 6.25%, 2014	$434,000	$440,510
Freescale Semiconductor, Inc., 8.875%, 2014	1,115,000	1,034,163
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	385,000	396,550
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	545,000	546,363
Jabil Circuit, Inc., 7.75%, 2016	1,140,000	1,228,350
NXP B.V., 7.875%, 2014	520,000	522,600
NXP B.V., 9.75%, 2018 (n)	103,000	106,090

		$4,274,626

Emerging Market Quasi-Sovereign – 4.5%
BNDES Participacoes S.A., 5.5%, 2020 (n)	$138,000	$148,695
Ecopetrol S.A., 7.625%, 2019	594,000	708,345
Empresa Nacional Del Petroleo, 5.25%, 2020 (z)	206,000	210,976
Gaz Capital S.A., 8.125%, 2014 (n)	1,464,000	1,643,340
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,051,000	2,563,750
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	733,000	879,600
KazMunaiGaz Finance B.V., 7%, 2020 (n)	263,000	281,410
Majapahit Holding B.V., 7.25%, 2017 (n)	1,478,000	1,696,005
Majapahit Holding B.V., 8%, 2019 (n)	492,000	597,780
Pemex Project Funding Master Trust, 5.75%, 2018	642,000	700,715
Peru Enhanced Pass-Through Finance Ltd., 0%, 2018 (n)	215,169	174,287
Petrobras International Finance Co., 7.875%, 2019	1,361,000	1,666,267
Petroleos de Venezuela S.A., 5.25%, 2017	950,000	543,875
Petroleos Mexicanos, 8%, 2019	1,101,000	1,359,735
Petroleos Mexicanos, 6%, 2020 (n)	1,195,000	1,293,588
Petroleos Mexicanos, 5.5%, 2021 (n)	696,000	726,518

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Qatari Diar Finance Q.S.C., 5%, 2020 (n)	$1,125,000	$1,183,276
Qtel International Finance Ltd., 7.875%, 2019 (n)	1,104,000	1,357,093
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	1,195,200	1,332,648
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,442,000	1,719,560
State Bank of India, 4.5%, 2015 (n)	914,000	943,413
VEB Finance Ltd., 6.902%, 2020 (n)	1,341,000	1,441,575
VTB Capital S.A., 6.465%, 2015 (n)	1,169,000	1,198,225

		$24,370,676

Emerging Market Sovereign – 2.5%
Dominican Republic, 7.5%, 2021 (n)	$239,000	$262,900
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	1,848,000	701,316
Republic of Argentina, FRN, 0.677%, 2012	973,575	879,552
Republic of Colombia, 7.375%, 2019	465,000	577,763
Republic of Colombia, 8.125%, 2024	664,000	879,800
Republic of Indonesia, 6.875%, 2018	204,000	243,780
Republic of Indonesia, 11.625%, 2019 (n)	1,423,000	2,170,075
Republic of Indonesia, 7.75%, 2038 (n)	593,000	812,410
Republic of Panama, 9.375%, 2029	1,062,000	1,614,240
Republic of Peru, 7.35%, 2025	355,000	455,288
Republic of Philippines, 6.5%, 2020	358,000	425,125
Republic of Philippines, 6.375%, 2034	1,377,000	1,611,090
Republic of South Africa, 5.5%, 2020	751,000	834,549
Republic of Turkey, 5.625%, 2021	362,000	379,195
Ukraine Government International, 6.58%, 2016	1,389,000	1,378,027
United Mexican States, 5.95%, 2019	134,000	154,435

		$13,379,545

Energy - Independent – 3.5%
Anadarko Petroleum Corp., 5.95%, 2016	$630,000	$623,950
Anadarko Petroleum Corp., 8.7%, 2019	135,000	148,461
Anadarko Petroleum Corp., 6.45%, 2036	160,000	138,772
Anadarko Petroleum Corp., 6.2%, 2040	580,000	496,315
Atlas Energy Operating Co. LLC, 12.125%, 2017	270,000	310,163
Chaparral Energy, Inc., 8.875%, 2017	1,115,000	1,070,400
Hilcorp Energy I LP, 9%, 2016 (n)	1,080,000	1,123,200
Newfield Exploration Co., 6.625%, 2014	650,000	664,625
Newfield Exploration Co., 6.625%, 2016	560,000	579,600
OPTI Canada, Inc., 9.75%, 2013 (z)	245,000	241,938
OPTI Canada, Inc., 8.25%, 2014	1,195,000	932,100
Penn Virginia Corp., 10.375%, 2016	1,630,000	1,772,625
Petrohawk Energy Corp., 10.5%, 2014	560,000	625,800
Pioneer Natural Resources Co., 6.875%, 2018	1,175,000	1,227,824
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,090,494
Plains Exploration & Production Co., 7%, 2017	1,705,000	1,675,163
QEP Resources, Inc., 6.875%, 2021	725,000	755,813
Quicksilver Resources, Inc., 8.25%, 2015	780,000	795,600
Quicksilver Resources, Inc., 9.125%, 2019	695,000	745,388
Range Resources Corp., 8%, 2019	1,535,000	1,642,450
SandRidge Energy, Inc., 8%, 2018 (n)	1,015,000	954,100
Southwestern Energy Co., 7.5%, 2018	1,175,000	1,324,813
Talisman Energy, Inc., 7.75%, 2019	280,000	353,289

		$19,292,883

Energy - Integrated – 0.7%
CCL Finance Ltd., 9.5%, 2014 (n)	$1,244,000	$1,461,700

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Integrated – continued
CCL Finance Ltd., 9.5%, 2014		$457,000	$536,975
Hess Corp., 8.125%, 2019		100,000	130,332
Husky Energy, Inc., 5.9%, 2014		306,000	341,668
Husky Energy, Inc., 7.25%, 2019		324,000	399,602
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)		1,005,000	1,114,294

			$3,984,571

Entertainment – 0.7%
AMC Entertainment, Inc., 11%, 2016		$1,200,000	$1,269,000
AMC Entertainment, Inc., 8.75%, 2019		1,160,000	1,197,700
Cinemark USA, Inc., 8.625%, 2019		1,460,000	1,529,350

			$3,996,050

Financial Institutions – 2.3%
CIT Group, Inc., 7%, 2014		$725,000	$705,969
CIT Group, Inc., 7%, 2017		2,955,000	2,778,622
CIT Group, Inc., 10.25%, 2017		985,000	1,018,244
Credit Acceptance Corp., 9.125%, 2017 (z)		500,000	518,125
GMAC, Inc., 6.875%, 2011		293,000	298,128
GMAC, Inc., 6.75%, 2014		2,505,000	2,486,213
GMAC, Inc., 8%, 2031		1,914,000	1,885,290
International Lease Finance Corp., 5.625%, 2013		1,255,000	1,178,131
International Lease Finance Corp., 8.75%, 2017 (n)		1,225,000	1,235,719
Nationstar Mortgage LLC, 10.875%, 2015 (z)		650,000	536,250

			$12,640,691

Food & Beverages – 2.1%
Anheuser-Busch InBev, 6.875%, 2019 (n)		$1,300,000	$1,606,687
ARAMARK Corp., 8.5%, 2015		1,154,000	1,190,063
B&G Foods, Inc., 7.625%, 2018		470,000	483,513
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		893,000	915,325
Constellation Brands, Inc., 7.25%, 2016		1,020,000	1,068,450
Del Monte Foods Co., 6.75%, 2015		1,170,000	1,203,638
Del Monte Foods Co., 7.5%, 2019		1,000,000	1,060,000
Pinnacle Foods Finance LLC, 9.25%, 2015		990,000	1,015,988
Smithfield Foods, Inc., 7.75%, 2017		370,000	359,825
TreeHouse Foods, Inc., 7.75%, 2018		1,220,000	1,290,150
Tyson Foods, Inc., 7.85%, 2016		912,000	996,360

			$11,189,999

Forest & Paper Products – 1.8%
Boise, Inc., 8%, 2020		$820,000	$834,350
Buckeye Technologies, Inc., 8.5%, 2013		100,000	101,500
Cascades, Inc., 7.75%, 2017		915,000	942,450
Cellu Tissue Holdings, Inc., 11.5%, 2014		770,000	834,488
Georgia-Pacific Corp., 7.125%, 2017 (n)		3,585,000	3,782,175
Georgia-Pacific Corp., 8%, 2024		535,000	588,500
Georgia-Pacific Corp., 7.25%, 2028		205,000	207,050
Graphic Packaging International Corp., 9.5%, 2013		526,000	535,205
JSG Funding PLC, 7.75%, 2015		40,000	40,000
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		335,000	336,675
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	560,000	727,402
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$650,000	692,250

			$9,622,045

Gaming & Lodging – 3.1%
Ameristar Casinos, Inc., 9.25%, 2014		$545,000	$577,700

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
FelCor Lodging Trust, Inc., 10%, 2014	$465,000	$496,388
Firekeepers Development Authority, 13.875%, 2015 (n)	330,000	382,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)(d)	460,000	1,196
Gaylord Entertainment Co., 6.75%, 2014	915,000	878,400
GWR Operating Partnership LLP, 10.875%, 2017 (n)	765,000	759,263
Harrah’s Operating Co., Inc., 11.25%, 2017	445,000	476,150
Harrah’s Operating Co., Inc., 10%, 2018	735,000	573,300
Harrah’s Operating Co., Inc., 10%, 2018	1,044,000	814,320
Host Hotels & Resorts, Inc., 6.75%, 2016	1,150,000	1,167,250
Host Hotels & Resorts, Inc., 9%, 2017	1,380,000	1,518,000
MGM Mirage, 10.375%, 2014	145,000	158,050
MGM Mirage, 11.125%, 2017	365,000	407,888
MGM Mirage, 11.375%, 2018 (n)	1,575,000	1,425,375
MGM Mirage, 9%, 2020 (n)	655,000	679,563
Penn National Gaming, Inc., 8.75%, 2019	1,065,000	1,112,925
Pinnacle Entertainment, Inc., 7.5%, 2015	585,000	565,988
Royal Caribbean Cruises Ltd., 7%, 2013	245,000	250,206
Royal Caribbean Cruises Ltd., 11.875%, 2015	1,350,000	1,589,625
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	1,485,000	1,570,388
Station Casinos, Inc., 6%, 2012 (d)	1,730,000	4,498
Station Casinos, Inc., 6.5%, 2014 (d)	25,000	25
Station Casinos, Inc., 6.875%, 2016 (d)	980,000	118
Wyndham Worldwide Corp., 6%, 2016	985,000	1,005,242
Wynn Las Vegas LLC, 7.75%, 2020 (n)	595,000	600,950

		$17,015,608

Industrial – 0.7%
Altra Holdings, Inc., 8.125%, 2016	$350,000	$357,000
Baldor Electric Co., 8.625%, 2017	1,260,000	1,332,450
Diversey, Inc., 8.25%, 2019	680,000	703,800
Great Lakes Dredge & Dock Corp., 7.75%, 2013	550,000	556,188
Hillman Cos., Inc., 10.875%, 2018 (n)	495,000	520,369
Mueller Water Products, Inc., 8.75%, 2020 (z)	250,000	251,250

		$3,721,057

Insurance – 1.7%
American International Group, Inc., 8.175% to 2038, FRN to 2058	$2,570,000	$2,203,775
ING Groep N.V., 5.775% to 2015, FRN to 2049	2,100,000	1,727,250
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	1,100,000	1,265,000
Metropolitan Life Global Funding, 2.875%, 2012 (n)	1,350,000	1,385,666
Metropolitan Life Global Funding, 5.125%, 2014 (n)	860,000	952,691
Prudential Financial, Inc., 5.375%, 2020	410,000	441,571
Unum Group, 7.125%, 2016	1,171,000	1,318,319

		$9,294,272

Insurance - Property & Casualty – 1.6%
Allstate Corp., 7.45%, 2019	$850,000	$1,049,270
AXIS Capital Holdings Ltd., 5.75%, 2014	1,013,000	1,087,187
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	1,635,000	1,818,938
USI Holdings Corp., 9.75%, 2015 (z)	615,000	585,788
USI Holdings Corp., FRN, 4.251%, 2014 (n)	2,005,000	1,699,238
XL Group PLC, FRN, 6.5%, 2049	915,000	689,727
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,190,000	1,094,800
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	627,000	567,435

		$8,592,383

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Quasi-Sovereign – 1.6%
Bank of Ireland, 2.75%, 2012 (n)		$1,480,000	$1,473,870
Canada Housing Trust, 4.6%, 2011 (n)	CAD	392,000	380,766
Commonwealth Bank of Australia, 2.9%, 2014 (n)		$1,780,000	1,874,365
ING Bank N.V., 3.9%, 2014 (n)		1,390,000	1,513,914
Irish Life & Permanent PLC, 3.6%, 2013 (n)		1,500,000	1,471,730
KFW International Finance, Inc., 4.875%, 2019		1,000,000	1,172,622
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,000,000	1,071,666

			$8,958,933

International Market Sovereign – 11.3%
Federal Republic of Germany, 3.75%, 2015	EUR	2,176,000	$3,061,804
Federal Republic of Germany, 4.25%, 2018	EUR	1,329,000	1,974,679
Federal Republic of Germany, 6.25%, 2030	EUR	847,000	1,656,604
Government of Canada, 4.5%, 2015	CAD	747,000	781,872
Government of Canada, 5.75%, 2033	CAD	136,000	173,751
Government of Japan, 1.5%, 2012	JPY	549,000,000	6,696,872
Government of Japan, 1.3%, 2014	JPY	225,600,000	2,804,277
Government of Japan, 1.7%, 2017	JPY	644,600,000	8,298,866
Government of Japan, 2.2%, 2027	JPY	619,000,000	8,100,544
Kingdom of Belgium, 5.5%, 2017	EUR	378,000	575,998
Kingdom of Spain, 4.6%, 2019	EUR	656,000	872,242
Kingdom of Sweden, 4.5%, 2015	SEK	2,635,000	401,769
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,333,000	1,857,916
Kingdom of the Netherlands, 5.5%, 2028	EUR	454,000	801,034
Republic of Austria, 4.65%, 2018	EUR	1,345,000	1,984,204
Republic of Finland, 3.875%, 2017	EUR	921,000	1,317,430
Republic of France, 4.75%, 2012	EUR	703,000	967,439
Republic of France, 4.75%, 2035	EUR	1,370,000	2,259,838
Republic of Italy, 4.75%, 2013	EUR	5,607,000	7,558,874
Republic of Italy, 5.25%, 2017	EUR	3,348,000	4,798,767
United Kingdom Treasury, 8%, 2015	GBP	755,000	1,520,759
United Kingdom Treasury, 8%, 2021	GBP	953,000	2,149,705
United Kingdom Treasury, 4.25%, 2036	GBP	739,000	1,216,557

			$61,831,801

Machinery & Tools – 0.6%
Case Corp., 7.25%, 2016		$710,000	$733,075
Case New Holland, Inc., 7.875%, 2017 (n)		1,595,000	1,678,738
Rental Service Corp., 9.5%, 2014		705,000	719,100

			$3,130,913

Major Banks – 2.6%
Bank of America Corp., 7.375%, 2014		$1,000,000	$1,141,545
Bank of America Corp., 7.625%, 2019		370,000	433,069
Bank of America Corp., 8% to 2018, FRN to 2049		2,440,000	2,489,044
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		1,667,000	1,479,463
Credit Suisse New York, 5.5%, 2014		1,000,000	1,106,910
HSBC USA, Inc., 4.875%, 2020		460,000	475,264
JPMorgan Chase & Co., 6.3%, 2019		1,000,000	1,149,211
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		835,000	878,186
Morgan Stanley, 5.75%, 2016		397,000	426,765
Morgan Stanley, 6.625%, 2018		391,000	429,676
Morgan Stanley, 7.3%, 2019		830,000	943,379
Morgan Stanley, 5.625%, 2019		1,500,000	1,526,490
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		350,000	255,500
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049		1,050,000	903,000

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	$498,000	$507,574

		$14,145,076
Medical & Health Technology & Services – 5.4%
Biomet, Inc., 10%, 2017	$545,000	$591,325
Biomet, Inc., 11.625%, 2017	2,470,000	2,717,000
Capella Healthcare, Inc., 9.25%, 2017 (n)	235,000	243,225
Community Health Systems, Inc., 8.875%, 2015	3,510,000	3,641,625
Cooper Cos., Inc., 7.125%, 2015	570,000	571,425
DaVita, Inc., 6.625%, 2013	618,000	621,090
DaVita, Inc., 7.25%, 2015	1,595,000	1,648,831
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	744,800
HCA, Inc., 8.75%, 2010	480,000	480,000
HCA, Inc., 9.25%, 2016	6,130,000	6,574,425
HCA, Inc., 8.5%, 2019	605,000	663,231
HealthSouth Corp., 8.125%, 2020	1,605,000	1,623,056
Hospira, Inc., 6.05%, 2017	655,000	749,925
McKesson Corp., 7.5%, 2019	110,000	140,277
Owens & Minor, Inc., 6.35%, 2016	970,000	1,001,412
Psychiatric Solutions, Inc., 7.75%, 2015	445,000	459,463
Psychiatric Solutions, Inc., 7.75%, 2015	260,000	268,450
Tenet Healthcare Corp., 9.25%, 2015	1,445,000	1,510,025
Tenet Healthcare Corp., 8%, 2020 (z)	375,000	363,750
U.S. Oncology, Inc., 10.75%, 2014	655,000	676,288
United Surgical Partners International, Inc., 8.875%, 2017	365,000	374,125
United Surgical Partners International, Inc., 9.25%, 2017 (p)	385,000	395,106
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,795,000	1,803,975
Vanguard Health Systems, Inc., 8%, 2018	585,000	574,031
VWR Funding, Inc., 10.25%, 2015 (p)	1,204,125	1,246,269

		$29,683,129

Metals & Mining – 2.3%
Arch Coal, Inc., 7.25%, 2020	$470,000	$477,050
Arch Western Finance LLC, 6.75%, 2013	637,000	640,185
China Oriental Group Co. Ltd., 8%, 2015 (z)	887,000	906,958
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	645,000	666,769
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	575,000	597,281
CONSOL Energy, Inc., 8%, 2017 (n)	1,425,000	1,503,375
CONSOL Energy, Inc., 8.25%, 2020 (n)	480,000	509,400
FMG Finance Ltd., 10.625%, 2016 (n)	730,000	845,888
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,045,000	1,159,950
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,431,359
Metinvest B.V., 10.25%, 2015 (n)	106,000	110,187
Peabody Energy Corp., 5.875%, 2016	425,000	428,188
Peabody Energy Corp., 7.375%, 2016	1,070,000	1,166,300
Rearden G Holdings Eins GmbH, 7.875%, 2020 (n)	115,000	120,894
Southern Copper Corp., 5.375%, 2020	161,000	169,591
Southern Copper Corp., 6.75%, 2040	553,000	596,894
Teck Resources Ltd., 9.75%, 2014	167,000	206,907
Teck Resources Ltd., 10.25%, 2016	390,000	471,413
U.S. Steel Corp., 7.375%, 2020	650,000	658,125

		$12,666,714

Mortgage-Backed – 5.1%
Fannie Mae, 3.81%, 2013	$307,445	$324,531
Fannie Mae, 4.1%, 2013	502,768	533,720

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4.19%, 2013	$411,658	$438,689
Fannie Mae, 4.845%, 2013	139,382	150,170
Fannie Mae, 4.589%, 2014	273,976	297,216
Fannie Mae, 4.6%, 2014	423,715	459,066
Fannie Mae, 4.609%, 2014	484,087	524,885
Fannie Mae, 4.77%, 2014	329,716	361,014
Fannie Mae, 4.56%, 2015	178,027	194,653
Fannie Mae, 4.665%, 2015	144,367	158,635
Fannie Mae, 4.7%, 2015	137,806	151,601
Fannie Mae, 4.74%, 2015	341,498	376,525
Fannie Mae, 4.78%, 2015	398,155	441,067
Fannie Mae, 4.815%, 2015	359,190	397,788
Fannie Mae, 4.87%, 2015	291,455	322,613
Fannie Mae, 4.89%, 2015	97,308	107,743
Fannie Mae, 4.921%, 2015	973,541	1,079,835
Fannie Mae, 6%, 2016 - 2037	3,326,842	3,605,118
Fannie Mae, 5.5%, 2019 - 2035	9,611,217	10,383,528
Fannie Mae, 4.88%, 2020	263,483	294,460
Fannie Mae, 6.5%, 2032 - 2033	830,883	922,383
Fannie Mae, 5%, 2034	2,602,952	2,790,581
Freddie Mac, 5.5%, 2034	2,483,757	2,681,541
Freddie Mac, 6%, 2034	583,330	639,183

		$27,636,545

Natural Gas - Distribution – 0.8%
AmeriGas Partners LP, 7.25%, 2015	$670,000	$688,425
AmeriGas Partners LP, 7.125%, 2016	1,730,000	1,775,413
Ferrellgas Partners LP, 8.625%, 2020	685,000	707,263
Inergy LP, 6.875%, 2014	1,180,000	1,185,900

		$4,357,001

Natural Gas - Pipeline – 1.9%
Atlas Pipeline Partners LP, 8.125%, 2015	$915,000	$901,275
Atlas Pipeline Partners LP, 8.75%, 2018	250,000	246,875
CenterPoint Energy, Inc., 7.875%, 2013	960,000	1,106,843
Crosstex Energy, Inc., 8.875%, 2018	820,000	846,650
El Paso Corp., 8.25%, 2016	675,000	735,750
El Paso Corp., 7%, 2017	1,395,000	1,473,300
El Paso Corp., 7.75%, 2032	546,000	549,618
Enterprise Products Partners LP, FRN, 8.375%, 2066	991,000	1,020,730
Enterprise Products Partners LP, FRN, 7.034%, 2068	256,000	248,000
MarkWest Energy Partners LP, 6.875%, 2014	1,720,000	1,732,900
MarkWest Energy Partners LP, 8.75%, 2018	165,000	176,550
Spectra Energy Capital LLC, 8%, 2019	810,000	1,028,692

		$10,067,183

Network & Telecom – 3.1%
AT&T, Inc., 6.55%, 2039	$170,000	$201,459
AT&T, Inc., 5.35%, 2040 (z)	1,108,593	1,118,027
Axtel S.A.B. de C.V., 9%, 2019 (n)	695,000	628,975
Cincinnati Bell, Inc., 8.25%, 2017	1,020,000	999,600
Cincinnati Bell, Inc., 8.75%, 2018	1,250,000	1,193,750
Citizens Communications Co., 9%, 2031	680,000	691,900
Frontier Communications Corp., 8.5%, 2020	610,000	647,363
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	2,177,000	2,285,850
Qwest Communications International, Inc., 8%, 2015 (n)	365,000	392,375

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Qwest Communications International, Inc., 7.125%, 2018 (n)	$1,075,000	$1,118,000
Qwest Corp., 7.875%, 2011	700,000	739,375
Qwest Corp., 8.375%, 2016	278,000	323,870
Telefonica Emisiones S.A.U., 2.582%, 2013	995,000	1,008,635
Telemar Norte Leste S.A., 9.5%, 2019 (n)	524,000	664,170
TELUS Corp., 8%, 2011	300,000	315,283
Verizon New York, Inc., 6.875%, 2012	1,525,000	1,647,694
Windstream Corp., 8.625%, 2016	2,575,000	2,658,688

		$16,635,014

Oil Services – 0.7%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$605,000	$608,025
Basic Energy Services, Inc., 7.125%, 2016	195,000	174,525
Edgen Murray Corp., 12.25%, 2015 (n)	215,000	177,375
Expro Finance Luxembourg, 8.5%, 2016 (n)	755,000	705,925
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	1,150,000	1,014,875
Pioneer Drilling Co., 9.875%, 2018 (n)	845,000	845,000

		$3,525,725

Oils – 0.1%
Petroplus Holdings AG, 9.375%, 2019 (n)	$795,000	$715,500

Other Banks & Diversified Financials – 3.4%
Banco PanAmericano S.A., 8.5%, 2020 (n)	$416,000	$453,960
Banco Votorantim S.A., 7.375%, 2020 (n)	2,219,000	2,379,878
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	1,570,000	1,639,212
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	2,409,000	2,454,048
Bosphorus Financial Services Ltd., FRN, 2.176%, 2012 (z)	562,500	551,959
Capital One Financial Corp., 8.8%, 2019	320,000	405,306
Capital One Financial Corp., 10.25%, 2039	1,000,000	1,080,000
Citigroup Capital XXI, 8.3% to 2037, FRN to 2057	1,465,000	1,519,938
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,974,000	2,204,741
LBG Capital No.1 PLC, 7.875%, 2020 (n)	735,000	683,550
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,220,000	1,329,821
Svenska Handelsbanken AB, 2.875%, 2012 (n)	900,000	923,107
Svenska Handelsbanken AB, 4.875%, 2014 (n)	1,000,000	1,084,480
UBS AG, 4.875%, 2020	250,000	260,036
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,490,000	1,517,300

		$18,487,336

Pharmaceuticals – 0.2%
Roche Holdings, Inc., 6%, 2019 (n)	$1,000,000	$1,212,621

Pollution Control – 0.2%
Allied Waste North America, Inc., 7.125%, 2016	$75,000	$80,625
Allied Waste North America, Inc., 6.875%, 2017	870,000	960,263

		$1,040,888

Printing & Publishing – 0.6%
American Media Operations, Inc., 9%, 2013 (p)(z)	$11,354	$11,226
American Media Operations, Inc., 14%, 2013 (p)(z)	124,474	77,917
McClatchy Co., 11.5%, 2017	640,000	660,800
Nielsen Finance LLC, 10%, 2014	1,990,000	2,089,500
Nielsen Finance LLC, 11.5%, 2016	545,000	611,081

		$3,450,524

Railroad & Shipping – 0.4%
Kansas City Southern Railway, 8%, 2015	$1,895,000	$2,022,913

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate – 0.8%
CB Richard Ellis Group, Inc., 11.625%, 2017	$220,000	$249,700
Developers Diversified Realty Corp., REIT, 7.875%, 2020	465,000	473,107
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	625,000	615,625
HRPT Properties Trust, REIT, 6.25%, 2016	1,053,000	1,119,194
Simon Property Group, Inc., REIT, 5.875%, 2017	756,000	860,209
Simon Property Group, Inc., REIT, 10.35%, 2019	660,000	927,012

		$4,244,847

Retailers – 2.1%
Couche-Tard, Inc., 7.5%, 2013	$350,000	$355,688
Dollar General Corp., 11.875%, 2017 (p)	261,000	300,803
Express Parent LLC, 8.75%, 2018 (n)	330,000	341,550
General Nutrition Centers, Inc., FRN, 5.75%, 2014 (p)	740,000	707,625
Home Depot, Inc., 5.875%, 2036	509,000	543,436
Limited Brands, Inc., 6.9%, 2017	480,000	496,800
Limited Brands, Inc., 6.95%, 2033	670,000	604,675
Macy’s, Inc., 5.75%, 2014	775,000	796,313
Macy’s, Inc., 5.9%, 2016	820,000	844,600
Neiman Marcus Group, Inc., 10.375%, 2015	1,015,000	1,032,763
QVC, Inc., 7.375%, 2020 (n)	925,000	938,875
Sally Beauty Holdings, Inc., 10.5%, 2016	1,270,000	1,377,950
Toys “R” Us, Inc., 10.75%, 2017	1,040,000	1,172,600
Toys “R” Us, Inc., 8.5%, 2017 (n)	1,725,000	1,794,000

		$11,307,678

Specialty Stores – 0.2%
GSC Holdings Corp., 8%, 2012	$220,000	$224,675
Michaels Stores, Inc., 11.375%, 2016	580,000	622,050
Payless ShoeSource, Inc., 8.25%, 2013	151,000	153,265

		$999,990

Steel – 0.2%
CSN Resources S.A., 6.5%, 2020 (z)	$984,000	$1,025,820

Supermarkets – 0.2%
Delhaize America, Inc., 9%, 2031	$588,000	$820,597

Supranational – 0.9%
Central American Bank, 4.875%, 2012 (n)	$1,426,000	$1,482,441
Eurasian Development Bank, 7.375%, 2014 (n)	211,000	224,715
European Investment Bank, 5.125%, 2017	2,593,000	3,060,728

		$4,767,884

Telecommunications - Wireless – 3.2%
Cingular Wireless LLC, 6.5%, 2011	$1,020,000	$1,092,224
Clearwire Corp., 12%, 2015 (n)	1,860,000	1,860,000
Cricket Communications, Inc., 7.75%, 2016	560,000	578,200
Crown Castle International Corp., 9%, 2015	1,475,000	1,600,375
Crown Castle International Corp., 7.75%, 2017 (n)	715,000	779,350
Crown Castle International Corp., 7.125%, 2019	450,000	466,875
Digicel Group Ltd., 12%, 2014 (n)	100,000	114,250
Digicel Group Ltd., 8.25%, 2017 (n)	710,000	737,513
Digicel Group Ltd., 10.5%, 2018 (n)	350,000	375,375
Globo Communicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (z)	165,000	168,300
Indosat Palapa Co. B.V., 7.375%, 2020 (z)	138,000	148,695
MetroPCS Wireless, Inc., 9.25%, 2014	335,000	348,400
MTS International Funding Ltd., 8.625%, 2020 (z)	196,000	221,970
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	758,000	857,488

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Nextel Communications, Inc., 6.875%, 2013	$515,000	$513,713
NII Holdings, Inc., 10%, 2016	1,615,000	1,810,819
NII Holdings, Inc., 8.875%, 2019	455,000	491,400
SBA Communications Corp., 8%, 2016	260,000	277,225
SBA Communications Corp., 8.25%, 2019	445,000	482,825
Sprint Capital Corp., 6.875%, 2028	335,000	279,725
Sprint Nextel Corp., 8.375%, 2017	2,250,000	2,323,125
Sprint Nextel Corp., 8.75%, 2032	870,000	838,463
Wind Acquisition Finance S.A., 12%, 2015 (n)	908,000	957,940
Wind Acquisition Finance S.A., 11.75%, 2017 (z)	155,000	170,500

		$17,494,750

Telephone Services – 0.3%
Frontier Communications Corp., 8.125%, 2018	$1,625,000	$1,722,500

Tobacco – 0.5%
Alliance One International, Inc., 10%, 2016	$840,000	$879,900
Reynolds American, Inc., 6.75%, 2017	1,790,000	2,007,591

		$2,887,491

Transportation - Services – 1.0%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$360,000	$364,500
Commercial Barge Line Co., 12.5%, 2017	1,320,000	1,425,600
Erac USA Finance Co., 6.375%, 2017 (n)	1,000,000	1,160,317
Hertz Corp., 8.875%, 2014	2,255,000	2,317,013
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	384,800

		$5,652,230

U.S. Government Agencies and Equivalents – 0.7%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,689,353

U.S. Treasury Obligations – 1.6%
U.S. Treasury Bonds, 6.25%, 2023 (f)	$1,800,000	$2,458,406
U.S. Treasury Bonds, 5.375%, 2031	286,200	375,414
U.S. Treasury Bonds, 4.5%, 2036	95,000	112,100
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,665,561
U.S. Treasury Notes, 6.375%, 2027	1,410,000	2,021,148

		$8,632,629

Utilities - Electric Power – 3.8%
AES Corp., 8%, 2017	$2,840,000	$2,989,100
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	370,000	399,585
Bruce Mansfield Unit, 6.85%, 2034	1,530,526	1,712,589
Calpine Corp., 8%, 2016 (n)	1,800,000	1,890,000
CenterPoint Energy, Inc., 6.5%, 2018	400,000	461,719
Colbun S.A., 6%, 2020 (n)	748,000	788,587
Dynegy Holdings, Inc., 7.5%, 2015	640,000	489,600
Dynegy Holdings, Inc., 7.75%, 2019	1,635,000	1,054,575
Edison Mission Energy, 7%, 2017	1,510,000	1,030,575
EDP Finance B.V., 6%, 2018 (n)	798,000	798,942
Energy Future Holdings Corp., 10%, 2020 (n)	1,125,000	1,083,378
Exelon Generation Co. LLC, 6.25%, 2039	850,000	950,611
Mirant North America LLC, 7.375%, 2013	1,940,000	1,983,650
NiSource Finance Corp., 7.875%, 2010	687,000	695,777
NRG Energy, Inc., 7.375%, 2016	1,895,000	1,909,213
System Energy Resources, Inc., 5.129%, 2014 (z)	1,091,992	1,114,563

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Texas Competitive Electric Holdings LLC, 10.25%, 2015	$2,440,000	$1,555,500

		$20,907,964

Total Bonds		$600,176,352

Convertible Bonds – 0.1%
Automotive – 0.1%
Accuride Corp., 7.5%, 2020	$115,990	$299,637

Floating Rate Loans (g)(r) – 0.9%
Aerospace – 0.0%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$208,066	$205,856

Automotive – 0.4%
Allison Transmission, Inc., Term Loan B, 3.04%, 2014	$237,916	$219,223
Ford Motor Co., Term Loan B, 3.03%, 2013 (o)	2,053,947	1,975,772

		$2,194,995

Broadcasting – 0.0%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$55,277	$52,157
Local TV Finance LLC, Term Loan B, 2.27%, 2013	48,264	42,915

		$95,072

Consumer Services – 0.1%
Realogy Corp., Letter of Credit, 3.35%, 2013	$43,212	$37,286
Realogy Corp., Term Loan, 3.29%, 2013	252,076	217,505

		$254,791

Financial Institutions – 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$86,679	$85,650

Gaming & Lodging – 0.1%
MGM Mirage, Term Loan, 7%, 2014	$383,338	$325,891

Utilities - Electric Power – 0.3%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.94%, 2014 (o)	$1,158,181	$877,467
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.79%, 2014 (o)	1,004,687	757,283

		$1,634,750

Total Floating Rate Loans		$4,797,005

Common Stocks – 0.2%
Automotive – 0.0%
Accuride Corp. (a)	138,981	$152,879

Broadcasting – 0.0%
Dex One Corp. (a)	16,641	$141,781
Supermedia, Inc. (a)	448	4,050

		$145,831

Chemicals – 0.1%
LyondellBasell Industries N.V., “A” (a)	4,577	$93,829
LyondellBasell Industries N.V., “B” (a)	18,291	374,783

		$468,612

Construction – 0.1%
Nortek, Inc. (a)	9,490	$393,835

Printing & Publishing – 0.0%
American Media, Inc. (a)	1,991	$12,182
Golden Books Family Entertainment, Inc. (a)	3,683	0

		$12,182

Total Common Stocks		$1,173,339

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 5.8%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	31,974,962	$31,974,962

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Put Options Purchased – 0.0%
JPY Currency - December 2010 @ $0.01	5,253,000	$1,051

Total Investments		$638,422,346

Other Assets, Less Liabilities – (17.1)%		(93,333,032)

Net Assets – 100.0%		$545,089,314

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $130,931,117, representing 24.0% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
AT&T, Inc., 5.35%, 2040	8/31/10	$1,118,027	$1,118,027
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/10	8,371	11,226
American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/10	81,847	77,917
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	350,391	364,500
Amsted Industries, Inc., 8.125%, 2018	7/12/10 - 8/04/10	928,719	928,125
Anthracite Ltd., “A”, CDO, FRN, 0.624%, 2019	1/15/10	1,083,710	1,113,231
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040	3/01/06	886,541	380,858
Bosphorus Financial Services Ltd., FRN, 2.176%, 2012	3/08/05	562,500	551,959
Braskem S.A., 7%, 2020	7/21/10	1,323,270	1,371,040
Building Materials Holding Corp., 6.875%, 2018	8/09/10	467,879	461,938
CSN Resources S.A., 6.5%, 2020	7/14/10	975,179	1,025,820
China Oriental Group Co. Ltd., 8%, 2015	8/11/10	887,000	906,958
Corporacion GEO S.A.B. de C.V., 9.25%, 2020	6/25/10	245,081	275,768
Credit Acceptance Corp., 9.125%, 2017	1/25/10	488,237	518,125
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,880,068	1,984,133
Empresa Nacional Del Petroleo, 5.25%, 2020	8/05/10	205,165	210,976
GOL Linhas Aereas Inteligentes S.A., 9.25%, 2020	7/13/10	166,331	172,380
Globo Communicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049	4/14/10	165,000	168,300
Indosat Palapa Co. B.V., 7.375%, 2020	7/22/10	137,284	148,695
Local TV Finance LLC, 10%, 2015	11/09/07 - 5/31/10	735,295	682,080
MTS International Funding Ltd., 8.625%, 2020	6/05/10	196,000	221,970
Mueller Water Products, Inc., 8.75%, 2020	8/19/10	245,929	251,250
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 8/06/10	602,430	536,250
OPTI Canada, Inc., 9.75%, 2013	8/11/10	236,506	241,938

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	$1,229,601	$1,229,148
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10 -8/02/10	337,258	336,675
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,504,650	1,341,858
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,091,992	1,114,563
Tenet Healthcare Corp., 8%, 2020	8/03/10	375,000	363,750
USI Holdings Corp., 9.75%, 2015	4/07/10	591,139	585,788
Wind Acquisition Finance S.A., 11.75%, 2017	8/27/10	172,050	170,500

Total Restricted Securities			$18,865,746
% of Net Assets			3.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/10 - continued

The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Investments at Value
Equity Securities	$767,322	$393,835	$12,182	$1,173,339
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	12,321,982	—	12,321,982
Non-U.S. Sovereign Debt	—	113,308,839	—	113,308,839
Corporate Bonds	—	340,234,427	—	340,234,427
Residential Mortgage-Backed Securities	—	29,920,380	—	29,920,380
Commercial Mortgage-Backed Securities	—	33,413,028	—	33,413,028
Asset-Backed Securities (including CDOs)	—	1,595,839	—	1,595,839
Foreign Bonds	—	69,681,494	—	69,681,494
Floating Rate Loans	—	4,797,005	—	4,797,005
Purchased Currency Options	—	1,051	—	1,051
Mutual Funds	31,974,962	—	—	31,974,962
Total Investments	$32,742,284	$605,667,880	$12,182	$638,422,346

Other Financial Instruments
Futures	$(88,871)	$—	$—	$(88,871)
Forward Currency Contracts	—	(3,035,476)	—	(3,035,476)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/09	$2,667
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	9,515
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 8/31/10	$12,182

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at August 31, 2010 is $9,515.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$604,840,448

Gross unrealized appreciation	$47,809,906
Gross unrealized depreciation	(14,228,008)

Net unrealized appreciation (depreciation)	$33,581,898

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Derivative Contracts at 8/31/10

Forward Foreign Currency Exchange Contracts at 8/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset	Derivatives
BUY	AUD	Westpac Banking Corp.	2,000	10/12/10	$1,699	$1,771	$72
SELL	CAD	Goldman Sachs International	47,422	11/03/10	46,259	44,426	1,833
BUY	CNY	HSBC Bank	18,191,000	9/03/10	2,667,498	2,672,248	4,750
SELL	CNY	JPMorgan Chase Bank	17,827,000	9/03/10	2,639,082	2,618,777	20,305
BUY	EUR	Barclays Bank PLC	79,471	10/12/10	100,309	100,705	396
SELL	GBP	Deutsche Bank AG	1,488,988	10/12/10	2,376,083	2,282,962	93,121
SELL	IDR	Barclays Bank PLC	12,295,461,000	10/29/10	1,356,666	1,347,448	9,218
SELL	IDR	HSBC Bank	12,246,475,000	10/15/10	1,349,920	1,345,175	4,745
BUY	JPY	Barclays Bank PLC	208,400,000	10/12/10	2,385,520	2,481,705	96,185
BUY	JPY	UBS AG	227,877,000	9/14/10	2,498,268	2,712,832	214,564
SELL	MXN	Goldman Sachs International	5,000	11/03/10	392	376	16
SELL	MXN	JPMorgan Chase Bank	34,109,000	11/05/10	2,614,959	2,567,262	47,697
BUY	PHP	Deutsche Bank AG	122,052,000	9/23/10	2,613,533	2,684,856	71,323
BUY	SEK	Deutsche Bank AG	17,574,542	10/12/10	2,333,689	2,376,175	42,486

							$606,711

Liability Derivatives
BUY	CAD	Barclays Bank PLC	1,415,000	11/03/10	$1,391,429	$1,325,605	$(65,824)
SELL	CAD	Deutsche Bank AG	2,807,000	10/12/10	2,630,272	2,630,654	(382)
BUY	CNY	Deutsche Bank AG	5,910,000	4/18/11	893,019	871,384	(21,635)
BUY	CNY	HSBC Bank	11,785,000	4/18/11	1,779,674	1,737,607	(42,067)
BUY	EUR	Goldman Sachs International	295,700	10/12/10	376,202	374,708	(1,494)
BUY	EUR	UBS AG	245,774	10/12/10	311,652	311,441	(211)
SELL	EUR	Goldman Sachs International	243,821	10/12/10	308,953	308,967	(14)
SELL	EUR	HSBC Bank	2,144,858	9/15/10	2,603,000	2,718,028	(115,028)
SELL	EUR	UBS AG	28,548,542	9/15/10	34,423,634	36,177,572	(1,753,938)
SELL	GBP	Barclays Bank PLC	1,488,988	10/12/10	2,259,465	2,282,962	(23,497)
BUY	IDR	JPMorgan Chase Bank	36,355,040,000	10/15/10 -10/29/10	4,024,930	3,987,144	(37,786)
SELL	IDR	JPMorgan Chase Bank	11,825,188,000	10/15/10	1,293,501	1,298,900	(5,399)
BUY	INR	HSBC Bank	127,125,000	9/29/10	2,708,245	2,691,986	(16,259)
SELL	INR	Barclays Bank PLC	64,018,000	9/29/10	1,353,732	1,355,638	(1,906)
SELL	INR	HSBC Bank	62,994,000	9/29/10	1,332,360	1,333,954	(1,594)
SELL	JPY	HSBC Bank	235,451,808	9/15/10	2,663,000	2,803,038	(140,038)
SELL	JPY	JPMorgan Chase Bank	72,069,322	10/12/10	823,273	858,227	(34,954)
SELL	JPY	Merrill Lynch International Bank	2,266,520,689	10/12/10	25,869,980	26,990,571	(1,120,591)
BUY	MXN	HSBC Bank	34,148,000	11/05/10	2,679,578	2,570,197	(109,381)
BUY	MYR	Barclays Bank PLC	4,255,029	10/20/10	1,359,000	1,351,616	(7,384)
SELL	PHP	HSBC Bank	122,001,000	9/23/10	2,680,751	2,683,734	(2,983)
BUY	TRY	JPMorgan Chase Bank	4,121,000	10/12/10	2,735,934	2,679,375	(56,559)
SELL	TRY	HSBC Bank	4,121,000	11/22/10	2,648,883	2,660,521	(11,638)
BUY	TWD	JPMorgan Chase Bank	84,092,000	9/28/10	2,630,341	2,625,419	(4,922)
BUY	ZAR	HSBC Bank	20,328,000	10/14/10	2,797,303	2,737,334	(59,969)
SELL	ZAR	HSBC Bank	20,347,000	10/14/10	2,733,159	2,739,893	(6,734)

							$(3,642,187)

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Derivative Contracts at 8/31/10 - continued

Futures Contracts Outstanding at 8/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 30 yr (Long)	USD	28	3,780,875	December-2010	$11,163

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	404	50,752,500	December-2010	$(100,034)

At August 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,715,187	129,427,372	(123,167,597)	31,974,962

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38,262	$31,974,962

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2010, are as follows:

United States	65.8%
Japan	4.8%
Italy	2.5%
United Kingdom	2.4%
Brazil	2.2%
Netherlands	1.8%
Canada	1.7%
France	1.5%
Germany	1.5%
Other Countries	15.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 18, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 18, 2010

*	Print name and title of each signing officer under his or her signature.